Deposits	12 Months Ended
Dec. 31, 2017
Deposits [Abstract]
Deposits

Note 5 - Deposits

The components of deposits at December 31, 2017 and 2016 consist of the following:

	2017	2016
	(In Thousands)

Non-interest bearing	$8,385	$8,423
NOW accounts	31,807	29,725
Regular savings, tax escrow and demand clubs	25,413	26,655
Money market	37,772	30,123
Individual retirement accounts	7,069	6,975
Certificates of deposit	106,245	81,033

	$216,691	$182,934

As of December 31, 2017, individual retirement accounts and certificates of deposit have scheduled maturities as follows (in thousands):

2018	$55,737
2019	31,514
2020	20,067
2021	4,136
2022	1,860

$113,314

The aggregate amount of time deposits, each with a minimum denomination of $250,000 was $13,342,000 and $7,746,000 at December 31, 2017 and 2016, respectively. Under the Dodd-Frank Act, deposit insurance per account owner is $250,000.

Interest expense on deposits for the years ended December 31, 2017 and 2016 is as follows:

	2017	2016
	(In Thousands)

NOW accounts	$89	$74
Regular savings and demand clubs	103	102
Money market	284	100
Individual retirement accounts	75	64
Certificates of deposit	1,260	1,096

	$1,811	$1,436